Consolidated Statements Of Profit Or Loss And Other Comprehensive Income (Parenthetical) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Income generated from related parties	$ 125,745,131	$ 42,111,072	$ 70,988,340
Disposal gain generated from related parties	$ 82,948,508